SHORT-TERM BANK LOAN (Details Narrative)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)
Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	4.84%
Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	6.96%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity					$ 153,172	¥ 1,000,000
Line of credit outstanding value	$ 151,090	¥ 958,079	$ 152,607	¥ 1,000,000
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	4.34%
Dongguan Agricultural Bank of China [Member] | Facility Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate	4.90%